Investment in associate (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Disclosure of detailed information about financial information about associate [Table Text Block]
	December 31, 2025	December 31, 2024

Total current assets	$4,414	$-
Total non-current assets	10,923	-
Total current liabilities	(2,929)	-
Total non-current liabilities	(3,125)	-

Total net assets	9,283	-

	December 31, 2025	December 31, 2024

Revenue	6	-
Net loss	$(12,807)	$-

Disclosure of detailed information about gain on disposal of interest in subsidiary [Table Text Block]
	December 31, 2025	December 31, 2024
Fair value of retained investment	10,830	-
Cash proceeds received	1,000	-
Total consideration	$11,830	$-
Carrying amount of former subsidiary's net assets	(6,651)	-
Gain on disposal of interest in subsidiary	$5,179	$-

Disclosure of detailed information about share of loss in associate [Table Text Block]
Total
Balance at December 31, 2024	-
Additions	10,830
Share of loss in associate	$(6,189)
Balance at December 31, 2025	4,641